Portfolio of Investments
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	22,061
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
Total		22,061
Total Financials		22,061
Total Common Stocks (Cost $1,077,470)		22,061

Corporate Bonds & Notes 87.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Boeing Co. (The)
02/01/2030	2.950%	1,145,000	1,178,536
Bombardier, Inc.(e)
12/01/2024	7.500%	337,000	331,153
03/15/2025	7.500%	108,000	104,420
04/15/2027	7.875%	32,000	30,411
Lockheed Martin Corp.
11/23/2020	2.500%	9,097,000	9,148,216
Moog, Inc.(e)
12/15/2027	4.250%	139,000	142,897
Northrop Grumman Corp.
01/15/2028	3.250%	20,490,000	21,896,834
TransDigm, Inc.(e)
03/15/2026	6.250%	988,000	1,067,144
11/15/2027	5.500%	643,000	647,565
TransDigm, Inc.
06/15/2026	6.375%	622,000	657,114
03/15/2027	7.500%	149,000	163,021
Total			35,367,311
Automotive 0.6%
Delphi Technologies PLC(e)
10/01/2025	5.000%	129,000	142,793
Ford Motor Co.
01/15/2043	4.750%	7,095,000	6,621,992
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	344,000	353,292
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2026	6.250%	108,000	115,892
05/15/2027	8.500%	173,000	185,978
Total			7,419,947
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 12.4%
Ally Financial, Inc.
11/01/2031	8.000%	162,000	227,538
American Express Co.
08/01/2022	2.500%	9,590,000	9,765,349
02/27/2023	3.400%	4,365,000	4,570,264
Bank of America Corp.(f)
12/20/2028	3.419%	5,770,000	6,188,168
07/23/2030	3.194%	11,500,000	12,236,520
Subordinated
10/22/2030	2.884%	6,420,000	6,670,592
Bank of Montreal
03/26/2022	2.900%	11,500,000	11,783,802
Capital One Bank USA NA(f)
01/27/2023	2.014%	5,735,000	5,754,232
Capital One Financial Corp.
01/31/2028	3.800%	2,135,000	2,324,745
Capital One NA
08/08/2022	2.650%	4,812,000	4,906,806
Citigroup, Inc.(f)
01/29/2031	2.666%	12,575,000	12,719,619
Goldman Sachs Group, Inc. (The)(f)
05/01/2029	4.223%	11,863,000	13,387,052
JPMorgan Chase & Co.(f)
10/15/2030	2.739%	25,225,000	25,903,158
Morgan Stanley
07/27/2026	3.125%	1,855,000	1,962,062
Morgan Stanley(f)
01/22/2031	2.699%	6,215,000	6,308,178
Washington Mutual Bank(b),(d),(g)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	17,720,000	18,571,513
Wells Fargo & Co.(f)
10/30/2030	2.879%	11,310,000	11,663,685
Total			154,952,808
Brokerage/Asset Managers/Exchanges 0.1%
Advisor Group, Inc.(e)
03/01/2028	6.250%	117,000	117,000
LPL Holdings, Inc.(e)
09/15/2025	5.750%	14,000	14,606
Subordinated
11/15/2027	4.625%	201,000	205,260
Columbia Corporate Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(e)
07/15/2025	6.875%	421,000	429,349
Total			766,215
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(e)
05/15/2026	5.875%	323,000	338,359
01/15/2028	4.000%	307,000	309,240
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	658,000	654,624
11/15/2026	4.500%	157,000	161,181
Core & Main LP(e)
08/15/2025	6.125%	434,000	446,978
James Hardie International Finance DAC(e)
01/15/2025	4.750%	265,000	274,170
01/15/2028	5.000%	204,000	212,651
Total			2,397,203
Cable and Satellite 4.1%
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	330,013
05/01/2025	5.375%	211,000	217,930
02/15/2026	5.750%	481,000	505,167
05/01/2027	5.125%	465,000	486,860
06/01/2029	5.375%	107,000	114,593
03/01/2030	4.750%	714,000	733,904
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	12,125,000	12,975,406
Comcast Corp.
02/01/2030	2.650%	12,400,000	12,779,330
CSC Holdings LLC(e)
07/15/2023	5.375%	576,000	590,391
10/15/2025	10.875%	260,000	288,149
05/15/2026	5.500%	802,000	841,578
04/15/2027	5.500%	137,000	145,660
02/01/2028	5.375%	231,000	246,286
02/01/2029	6.500%	573,000	638,281
01/15/2030	5.750%	388,000	416,857
DISH DBS Corp.
11/15/2024	5.875%	430,000	435,235
07/01/2026	7.750%	522,000	548,101
Intelsat Jackson Holdings SA
08/01/2023	5.500%	115,000	92,321
Intelsat Jackson Holdings SA(e)
10/15/2024	8.500%	337,000	283,341
Intelsat Luxembourg SA
06/01/2023	8.125%	231,000	90,191
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	445,000	449,641
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	132,000	137,138
07/15/2026	5.375%	415,000	437,775
Sky PLC(e)
11/26/2022	3.125%	3,710,000	3,836,246
09/16/2024	3.750%	11,122,000	12,056,389
Viasat, Inc.(e)
04/15/2027	5.625%	103,000	107,972
Virgin Media Finance PLC(e)
01/15/2025	5.750%	590,000	606,844
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	610,000	637,917
Ziggo BV(e)
01/15/2027	5.500%	376,000	396,092
Total			51,425,608
Chemicals 0.9%
Alpha 2 BV(e),(h)
06/01/2023	8.750%	222,000	225,968
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	440,187
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	353,000	362,992
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	209,273
CF Industries, Inc.
03/15/2034	5.150%	85,000	98,220
03/15/2044	5.375%	34,000	38,294
Chemours Co. (The)
05/15/2023	6.625%	236,000	232,293
05/15/2027	5.375%	59,000	51,148
Dow Chemical Co. (The)
11/15/2042	4.375%	3,270,000	3,581,238
DowDuPont, Inc.
11/15/2048	5.419%	955,000	1,195,729
INEOS Group Holdings SA(e)
08/01/2024	5.625%	349,000	357,837
LYB International Finance III LLC
10/15/2049	4.200%	1,105,000	1,153,037
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	640,000	663,838
PQ Corp.(e)
11/15/2022	6.750%	1,045,000	1,071,309
12/15/2025	5.750%	359,000	375,044
SPCM SA(e)
09/15/2025	4.875%	169,000	175,400

2	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	501,000	525,934
Total			10,757,741
Construction Machinery 0.1%
H&E Equipment Services, Inc.
09/01/2025	5.625%	336,000	350,925
Herc Holdings, Inc.(e)
07/15/2027	5.500%	261,000	272,574
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	326,000	338,901
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	278,304
12/15/2026	6.500%	170,000	184,878
05/15/2027	5.500%	345,000	367,130
11/15/2027	3.875%	80,000	80,921
Total			1,873,633
Consumer Cyclical Services 0.2%
APX Group, Inc.
12/01/2020	8.750%	154,000	154,424
12/01/2022	7.875%	471,000	480,011
09/01/2023	7.625%	181,000	176,910
APX Group, Inc.(e)
11/01/2024	8.500%	416,000	442,701
ASGN, Inc.(e)
05/15/2028	4.625%	263,000	270,305
frontdoor, Inc.(e)
08/15/2026	6.750%	99,000	108,502
Staples, Inc.(e)
04/15/2026	7.500%	55,000	56,377
04/15/2027	10.750%	56,000	56,949
Uber Technologies, Inc.(e)
11/01/2023	7.500%	294,000	308,998
Total			2,055,177
Consumer Products 0.2%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	140,000	148,956
01/15/2027	7.750%	224,000	247,715
Mattel, Inc.(e)
12/31/2025	6.750%	169,000	181,238
12/15/2027	5.875%	33,000	34,721
Mattel, Inc.
11/01/2041	5.450%	54,000	47,917
Prestige Brands, Inc.(e)
03/01/2024	6.375%	428,000	441,844
01/15/2028	5.125%	106,000	110,696
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)(e)
10/15/2029	4.500%	141,000	145,681
Spectrum Brands, Inc.
07/15/2025	5.750%	381,000	396,512
Valvoline, Inc.
07/15/2024	5.500%	166,000	171,952
Total			1,927,232
Diversified Manufacturing 0.6%
3M Co.
08/26/2049	3.250%	1,210,000	1,241,420
CFX Escrow Corp.(e)
02/15/2024	6.000%	76,000	79,930
02/15/2026	6.375%	91,000	98,564
Gates Global LLC/Co.(e)
01/15/2026	6.250%	567,000	583,412
Honeywell International, Inc.
08/08/2022	2.150%	4,443,000	4,502,983
MTS Systems Corp.(e)
08/15/2027	5.750%	61,000	64,270
Resideo Funding, Inc.(e)
11/01/2026	6.125%	297,000	292,241
Stevens Holding Co., Inc.(e)
10/01/2026	6.125%	135,000	147,957
Welbilt, Inc.
02/15/2024	9.500%	68,000	71,447
WESCO Distribution, Inc.
12/15/2021	5.375%	259,000	260,858
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	158,000	166,068
Total			7,509,150
Electric 17.2%
AEP Texas, Inc.
01/15/2050	3.450%	9,055,000	9,462,573
AES Corp. (The)
03/15/2023	4.500%	320,000	326,453
05/15/2026	6.000%	216,000	228,963
Calpine Corp.(e)
06/01/2026	5.250%	204,000	210,624
02/15/2028	4.500%	237,000	234,946
03/15/2028	5.125%	292,000	290,604
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,581,416
Clearway Energy Operating LLC
10/15/2025	5.750%	86,000	90,505
09/15/2026	5.000%	121,000	125,148

Columbia Corporate Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(e)
03/15/2028	4.750%	157,000	161,355
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,730,374
11/15/2025	3.600%	10,564,000	11,321,518
02/15/2027	2.950%	9,221,000	9,497,319
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	1,012,179
Dominion Energy, Inc.
03/15/2049	4.600%	1,210,000	1,475,837
DTE Energy Co.
10/01/2026	2.850%	26,606,000	27,489,144
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,606,902
09/01/2026	2.650%	2,915,000	2,998,859
08/15/2027	3.150%	6,030,000	6,361,088
09/01/2046	3.750%	1,200,000	1,281,063
06/15/2049	4.200%	2,255,000	2,627,107
Duke Energy Indiana LLC
10/01/2049	3.250%	3,006,000	3,164,264
Emera U.S. Finance LP
06/15/2046	4.750%	7,383,000	8,928,008
Eversource Energy
10/01/2024	2.900%	5,000,000	5,183,875
01/15/2025	3.150%	2,695,000	2,826,850
Georgia Power Co.
01/30/2050	3.700%	9,530,000	10,311,869
Indiana Michigan Power Co.
07/01/2047	3.750%	3,055,000	3,391,677
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	165,000	172,062
09/15/2027	4.500%	425,000	444,220
NRG Energy, Inc.
01/15/2027	6.625%	569,000	611,535
01/15/2028	5.750%	7,000	7,541
NRG Energy, Inc.(e)
06/15/2029	5.250%	174,000	187,678
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	608,000	627,976
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	154,000	158,369
Pennsylvania Electric Co.(e)
06/01/2029	3.600%	5,223,000	5,691,557
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	21,050,015
Sierra Pacific Power Co.
05/01/2026	2.600%	3,075,000	3,168,082
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
10/01/2043	4.650%	295,000	353,805
04/01/2047	4.000%	680,000	753,319
Southern Co. (The)
07/01/2046	4.400%	2,460,000	2,863,170
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	210,000	226,811
01/15/2030	4.750%	194,000	204,657
Vistra Operations Co. LLC(e)
09/01/2026	5.500%	159,000	165,328
02/15/2027	5.625%	408,000	423,334
07/31/2027	5.000%	174,000	179,194
WEC Energy Group, Inc.
06/15/2021	3.375%	3,115,000	3,182,576
06/15/2025	3.550%	14,637,000	15,697,602
Xcel Energy, Inc.
12/01/2026	3.350%	26,790,000	28,717,942
12/01/2049	3.500%	2,340,000	2,494,575
Total			215,301,868
Environmental 0.1%
Clean Harbors, Inc.(e)
07/15/2027	4.875%	87,000	91,614
07/15/2029	5.125%	61,000	65,148
GFL Environmental, Inc.(e)
05/01/2022	5.625%	172,000	174,906
03/01/2023	5.375%	80,000	81,709
12/15/2026	5.125%	128,000	132,215
05/01/2027	8.500%	371,000	404,293
Hulk Finance Corp.(e)
06/01/2026	7.000%	152,000	158,645
Total			1,108,530
Finance Companies 2.7%
AG Issuer LLC(e),(i)
03/01/2028	6.250%	117,000	117,000
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	12,038,855
11/15/2035	4.418%	16,260,000	18,317,181
Global Aircraft Leasing Co., Ltd.(e),(h)
09/15/2024	6.500%	402,000	411,657
Navient Corp.
07/26/2021	6.625%	258,000	272,229
06/15/2022	6.500%	86,000	91,987
01/25/2023	5.500%	481,000	504,001
10/25/2024	5.875%	111,000	117,162
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	576,000	565,975

4	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Quicken Loans, Inc.(e)
05/01/2025	5.750%	526,000	543,252
01/15/2028	5.250%	150,000	156,021
Springleaf Finance Corp.
03/15/2023	5.625%	190,000	203,649
03/15/2024	6.125%	200,000	219,008
03/15/2025	6.875%	173,000	195,958
Total			33,753,935
Food and Beverage 7.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	15,906,000	19,751,404
B&G Foods, Inc.
04/01/2025	5.250%	208,000	212,275
09/15/2027	5.250%	123,000	122,632
Bacardi Ltd.(e)
05/15/2038	5.150%	1,865,000	2,202,260
05/15/2048	5.300%	8,205,000	10,052,263
Conagra Brands, Inc.
10/22/2021	3.800%	10,585,000	10,955,796
11/01/2048	5.400%	2,790,000	3,564,823
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	299,000	279,916
JM Smucker Co. (The)
03/15/2020	2.500%	3,510,000	3,511,276
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	12,498,000	12,862,954
Mars, Inc.(e)
04/01/2059	4.200%	3,475,000	4,240,339
Molson Coors Brewing Co.
03/15/2020	2.250%	7,250,000	7,250,803
07/15/2021	2.100%	654,000	655,874
05/01/2042	5.000%	940,000	1,066,351
Mondelez International Holdings Netherlands BV(e)
10/28/2021	2.000%	8,260,000	8,288,390
Performance Food Group, Inc.(e)
10/15/2027	5.500%	104,000	109,829
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	104,866
08/15/2026	5.000%	488,000	506,241
03/01/2027	5.750%	587,000	619,460
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,076,472
Tyson Foods, Inc.
08/23/2021	2.250%	356,000	358,916
Total			88,793,140
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.4%
Boyd Gaming Corp.
04/01/2026	6.375%	127,000	134,905
08/15/2026	6.000%	8,000	8,489
Boyd Gaming Corp.(e)
12/01/2027	4.750%	197,000	200,547
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	226,000	229,643
Eldorado Resorts, Inc.
04/01/2025	6.000%	498,000	521,970
09/15/2026	6.000%	210,000	230,172
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	567,760
02/15/2025	6.500%	250,000	281,696
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	113,380
09/01/2026	4.500%	122,000	127,176
02/01/2027	5.750%	154,000	171,258
Scientific Games International, Inc.(e)
10/15/2025	5.000%	475,000	488,561
03/15/2026	8.250%	322,000	347,602
05/15/2028	7.000%	94,000	99,439
11/15/2029	7.250%	94,000	100,927
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	168,000	182,786
VICI Properties LP/Note Co., Inc.(e)
12/01/2026	4.250%	176,000	180,839
12/01/2029	4.625%	142,000	148,578
VICI Properties LP/Note Co., Inc.(e),(i)
02/15/2027	3.750%	250,000	250,895
08/15/2030	4.125%	250,000	253,211
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	284,000	297,433
Wynn Resorts Finance LLC/Capital Corp.(e)
10/01/2029	5.125%	25,000	25,882
Total			4,963,149
Health Care 3.5%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	360,000	371,360
Avantor, Inc.(e)
10/01/2025	9.000%	306,000	338,135
Becton Dickinson and Co.
06/06/2024	3.363%	8,225,000	8,668,415
Cardinal Health, Inc.
09/15/2045	4.900%	2,500,000	2,721,862
06/15/2047	4.368%	2,305,000	2,405,831

Columbia Corporate Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	381,000	387,536
Charles River Laboratories International, Inc.(e)
05/01/2028	4.250%	80,000	81,272
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	184,000	187,686
CHS/Community Health Systems, Inc.(e),(i)
02/15/2025	6.625%	256,000	258,475
Cigna Corp.
12/15/2048	4.900%	4,995,000	6,103,316
CVS Health Corp.
03/25/2048	5.050%	10,260,000	12,391,937
DaVita, Inc.
07/15/2024	5.125%	109,000	111,446
Encompass Health Corp.
02/01/2028	4.500%	101,000	104,127
02/01/2030	4.750%	50,000	51,883
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,450,747
HCA, Inc.
02/15/2026	5.875%	335,000	384,694
02/01/2029	5.875%	184,000	217,185
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	225,000	218,625
Ortho-Clinical Diagnostics, Inc./SA(e)
02/01/2028	7.250%	69,000	70,173
Select Medical Corp.(e)
08/15/2026	6.250%	345,000	372,567
Tenet Healthcare Corp.
04/01/2022	8.125%	129,000	141,221
06/15/2023	6.750%	109,000	118,235
07/15/2024	4.625%	362,000	371,502
08/01/2025	7.000%	189,000	196,328
Tenet Healthcare Corp.(e)
01/01/2026	4.875%	405,000	420,558
02/01/2027	6.250%	261,000	276,353
11/01/2027	5.125%	696,000	728,060
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	1,215,000	1,233,015
Total			43,382,544
Healthcare Insurance 0.8%
Aetna, Inc.
08/15/2047	3.875%	862,000	898,359
Centene Corp.
02/15/2024	6.125%	278,000	287,363
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.(e)
04/01/2025	5.250%	286,000	296,535
06/01/2026	5.375%	618,000	657,262
08/15/2026	5.375%	281,000	298,438
12/15/2027	4.250%	418,000	435,740
12/15/2029	4.625%	546,000	588,163
UnitedHealth Group, Inc.
08/15/2039	3.500%	5,657,000	6,085,612
Total			9,547,472
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	195,000	219,901
Meritage Homes Corp.
06/01/2025	6.000%	509,000	575,709
Taylor Morrison Communities, Inc.(e)
01/15/2028	5.750%	173,000	189,229
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	125,569
Total			1,110,408
Independent Energy 1.6%
California Resources Corp.(e)
12/15/2022	8.000%	129,000	43,749
Callon Petroleum Co.
07/01/2026	6.375%	437,000	413,052
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,221,914
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	81,000	80,898
Centennial Resource Production LLC(e)
01/15/2026	5.375%	454,000	429,513
04/01/2027	6.875%	140,000	138,926
Chesapeake Energy Corp.(e)
01/01/2025	11.500%	144,000	116,839
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	718,000	725,306
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	256,000	266,148
Hess Corp.
02/15/2041	5.600%	2,060,000	2,370,350
Hilcorp Energy I LP/Finance Co.(e)
10/01/2025	5.750%	265,000	240,512
11/01/2028	6.250%	210,000	186,383
Jagged Peak Energy LLC
05/01/2026	5.875%	396,000	407,933
Matador Resources Co.
09/15/2026	5.875%	559,000	546,156

6	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Murphy Oil Corp.
12/01/2027	5.875%	259,000	265,503
Noble Energy, Inc.
11/15/2043	5.250%	3,813,000	4,242,615
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	169,180
01/15/2025	5.375%	195,000	201,125
08/15/2025	5.250%	337,000	347,645
10/15/2027	5.625%	384,000	405,356
PDC Energy, Inc.
09/15/2024	6.125%	235,000	235,583
QEP Resources, Inc.
03/01/2026	5.625%	235,000	210,302
SM Energy Co.
06/01/2025	5.625%	85,000	76,476
09/15/2026	6.750%	450,000	410,355
01/15/2027	6.625%	190,000	171,860
WPX Energy, Inc.
09/15/2024	5.250%	737,000	772,238
10/15/2027	5.250%	172,000	179,755
01/15/2030	4.500%	510,000	512,579
Total			19,388,251
Leisure 0.0%
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	176,945
10/15/2027	4.750%	153,000	157,863
Viking Cruises Ltd.(e)
09/15/2027	5.875%	311,000	319,121
Total			653,929
Life Insurance 6.4%
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,304,753
Brighthouse Financial, Inc.
06/22/2047	4.700%	325,000	312,686
Five Corners Funding Trust(e)
11/15/2023	4.419%	23,065,000	25,234,561
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	2,935,000	3,734,974
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	2,082,000	2,717,065
MassMutual Global Funding II(e)
07/01/2022	2.250%	5,005,000	5,074,085
New York Life Insurance Co.(e)
Subordinated
05/15/2069	4.450%	3,175,000	3,860,813
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northwestern Mutual Life Insurance Co. (The)(e)
09/30/2059	3.625%	6,303,000	6,661,913
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	16,462,000	17,829,681
Principal Life Global Funding II(e)
11/21/2024	2.250%	7,165,000	7,265,740
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	2,270,000	2,910,002
Voya Financial, Inc.
06/15/2046	4.800%	130,000	159,964
Total			80,066,237
Media and Entertainment 1.0%
Clear Channel Worldwide Holdings, Inc.(e)
02/15/2024	9.250%	576,000	627,118
08/15/2027	5.125%	250,000	257,463
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	241,000	240,240
08/15/2027	6.625%	176,000	164,758
Discovery Communications LLC
09/20/2037	5.000%	2,030,000	2,347,116
05/15/2049	5.300%	2,577,000	3,076,329
Fox Corp.(e)
01/25/2039	5.476%	924,000	1,168,811
iHeartCommunications, Inc.
05/01/2026	6.375%	130,962	141,799
05/01/2027	8.375%	652,309	709,848
iHeartCommunications, Inc.(e)
08/15/2027	5.250%	102,000	106,671
01/15/2028	4.750%	187,000	190,467
Lamar Media Corp.(e),(i)
02/15/2028	3.750%	108,000	108,724
02/15/2030	4.000%	42,000	42,319
Match Group, Inc.
06/01/2024	6.375%	280,000	293,713
Match Group, Inc.(e)
12/15/2027	5.000%	15,000	15,785
Netflix, Inc.
11/15/2028	5.875%	439,000	494,920
05/15/2029	6.375%	556,000	649,942
Netflix, Inc.(e)
11/15/2029	5.375%	247,000	269,024
06/15/2030	4.875%	244,000	254,795
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	79,000	82,792
03/15/2030	4.625%	280,000	288,657
Scripps Escrow, Inc.(e)
07/15/2027	5.875%	99,000	103,959

Columbia Corporate Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TEGNA, Inc.(e)
09/15/2029	5.000%	234,000	237,093
Terrier Media Buyer, Inc.(e)
12/15/2027	8.875%	50,000	51,787
Twitter, Inc.(e)
12/15/2027	3.875%	158,000	158,493
Walt Disney Co. (The)
09/01/2049	2.750%	992,000	978,758
Total			13,061,381
Metals and Mining 0.4%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	306,000	321,455
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	598,000	629,390
Constellium NV(e)
03/01/2025	6.625%	323,000	333,067
02/15/2026	5.875%	531,000	551,356
Freeport-McMoRan, Inc.
11/14/2024	4.550%	336,000	356,319
09/01/2029	5.250%	284,000	300,859
03/15/2043	5.450%	563,000	573,671
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	112,000	114,289
01/15/2025	7.625%	616,000	629,099
Novelis Corp.(e)
09/30/2026	5.875%	656,000	695,635
01/30/2030	4.750%	329,000	330,714
Total			4,835,854
Midstream 5.4%
Antero Midstream Partners LP/Finance Corp.(e)
03/01/2027	5.750%	98,000	76,596
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	439,540
Cheniere Energy Partners LP(e)
10/01/2029	4.500%	422,000	428,965
DCP Midstream Operating LP
03/15/2023	3.875%	94,000	96,271
05/15/2029	5.125%	441,000	469,398
04/01/2044	5.600%	230,000	224,351
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	230,018
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	273,575
05/15/2050	5.000%	1,690,000	1,740,054
Enterprise Products Operating LLC
01/31/2050	4.200%	1,020,000	1,109,122
01/31/2060	3.950%	995,000	1,007,732
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesis Energy LP/Finance Corp.
02/01/2028	7.750%	134,000	135,082
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	708,000	739,860
Holly Energy Partners LP/Finance Corp.(e),(i)
02/01/2028	5.000%	272,000	275,693
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	9,076,000	10,107,077
Kinder Morgan, Inc.
02/15/2046	5.050%	5,159,000	5,834,443
MPLX LP
04/15/2048	4.700%	6,890,000	7,071,517
NuStar Logistics LP
06/01/2026	6.000%	132,000	139,068
04/28/2027	5.625%	247,000	254,133
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	14,665,000	14,166,911
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	531,000	519,974
Sunoco LP/Finance Corp.
01/15/2023	4.875%	116,000	118,912
Tallgrass Energy Partners LP/Finance Corp.(e)
01/15/2028	5.500%	228,000	227,867
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	264,529
02/01/2027	5.375%	344,000	358,843
01/15/2028	5.000%	779,000	792,903
Targa Resources Partners LP/Finance Corp.(e)
03/01/2030	5.500%	518,000	534,511
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	606,000	607,512
Western Gas Partners LP
08/15/2048	5.500%	6,216,000	5,643,112
Williams Companies, Inc. (The)
09/15/2045	5.100%	12,699,000	14,119,466
Total			68,007,035
Natural Gas 2.6%
NiSource Finance Corp.
05/15/2027	3.490%	1,695,000	1,823,054
NiSource, Inc.
09/01/2029	2.950%	20,515,000	21,138,844
Sempra Energy
06/15/2027	3.250%	7,000,000	7,367,995
02/01/2028	3.400%	1,795,000	1,904,711
Total			32,234,604

8	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	367,000	388,926
Archrock Partners LP/Finance Corp.(e)
04/01/2028	6.250%	145,000	149,108
Calfrac Holdings LP(e)
06/15/2026	8.500%	168,000	67,200
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	124,000	101,058
Nabors Industries Ltd.(e)
01/15/2026	7.250%	131,000	130,861
01/15/2028	7.500%	99,000	98,031
Nabors Industries, Inc.
02/01/2025	5.750%	373,000	308,847
SESI LLC
09/15/2024	7.750%	108,000	67,309
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	105,212	107,525
Transocean Pontus Ltd.(e)
08/01/2025	6.125%	90,780	93,479
Transocean Poseidon Ltd.(e)
02/01/2027	6.875%	104,000	109,804
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	182,000	182,455
Transocean, Inc.(e)
02/01/2027	8.000%	115,000	106,915
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	289,000	301,523
Total			2,213,041
Packaging 0.3%
ARD Finance SA(e),(h)
06/30/2027	6.500%	105,000	108,460
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
02/15/2025	6.000%	718,000	749,998
08/15/2026	4.125%	215,000	222,114
08/15/2027	5.250%	257,000	269,446
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	125,000	130,669
Berry Global, Inc.
07/15/2023	5.125%	480,000	489,512
Berry Global, Inc.(e)
02/15/2026	4.500%	69,000	69,920
BWAY Holding Co.(e)
04/15/2024	5.500%	401,000	413,558
Flex Acquisition Co., Inc.(e)
07/15/2026	7.875%	275,000	280,235
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	385,062
Trivium Packaging Finance BV(e)
08/15/2026	5.500%	183,000	193,073
08/15/2027	8.500%	100,000	110,185
Total			3,422,232
Pharmaceuticals 3.0%
AbbVie, Inc.(e)
11/21/2049	4.250%	14,020,000	15,311,940
Actavis Funding SCS
03/12/2020	3.000%	1,566,000	1,566,732
Amgen, Inc.
06/15/2051	4.663%	7,980,000	9,626,044
Bausch Health Companies, Inc.(e)
05/15/2023	5.875%	34,000	34,339
04/15/2025	6.125%	438,000	451,496
11/01/2025	5.500%	273,000	283,453
04/01/2026	9.250%	269,000	307,213
01/31/2027	8.500%	253,000	285,991
01/15/2028	7.000%	78,000	84,570
01/30/2028	5.000%	146,000	147,663
01/30/2030	5.250%	147,000	149,616
Bristol-Myers Squibb Co.(e)
02/20/2048	4.550%	1,390,000	1,767,987
10/26/2049	4.250%	1,180,000	1,454,195
Catalent Pharma Solutions, Inc.(e)
07/15/2027	5.000%	92,000	96,858
Endo Dac/Finance LLC/Finco, Inc.(e)
07/15/2023	6.000%	162,000	122,344
Endo Dac/Finance LLC/Finco, Inc.(e),(f)
02/01/2025	6.000%	44,000	30,518
Gilead Sciences, Inc.
03/01/2047	4.150%	3,230,000	3,749,210
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	550,000	565,766
Mylan NV
06/15/2046	5.250%	585,000	675,685
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	269,000	273,205
Total			36,984,825
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(e)
10/15/2027	6.750%	226,000	238,454
HUB International Ltd.(e)
05/01/2026	7.000%	429,000	443,269

Columbia Corporate Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
USI, Inc.(e)
05/01/2025	6.875%	120,000	123,309
Total			805,032
Railroads 1.2%
CSX Corp.
09/15/2049	3.350%	2,985,000	3,078,359
Norfolk Southern Corp.
12/01/2021	3.250%	3,060,000	3,133,042
Union Pacific Corp.
08/15/2059	3.950%	1,856,000	2,053,618
02/05/2070	3.750%	1,320,000	1,345,725
Union Pacific Corp.(e)
03/20/2060	3.839%	5,575,000	6,009,548
Total			15,620,292
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	306,000	312,512
IRB Holding Corp.(e)
02/15/2026	6.750%	514,000	535,876
Total			848,388
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	113,000	121,623
11/01/2035	6.875%	100,000	100,257
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,225,000	5,819,926
Penske Automotive Group, Inc.
08/15/2020	3.750%	360,000	361,996
PetSmart, Inc.(e)
03/15/2023	7.125%	422,000	420,315
06/01/2025	5.875%	322,000	331,457
Total			7,155,574
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	132,000	136,949
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(e)
03/15/2026	7.500%	147,000	162,908
02/15/2028	5.875%	275,000	293,882
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
01/15/2027	4.625%	101,000	102,310
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e),(i)
02/15/2030	4.875%	124,000	127,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kroger Co. (The)
02/01/2047	4.450%	522,000	570,970
01/15/2048	4.650%	4,308,000	4,834,482
Total			6,228,752
Technology 3.6%
Alliance Data Systems Corp.(e)
12/15/2024	4.750%	281,000	280,097
Apple, Inc.
09/11/2029	2.200%	17,090,000	17,208,803
Ascend Learning LLC(e)
08/01/2025	6.875%	280,000	292,739
08/01/2025	6.875%	205,000	212,092
Banff Merger Sub, Inc.(e)
09/01/2026	9.750%	56,000	57,562
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	11,697,000	12,349,019
01/15/2028	3.500%	1,940,000	1,995,463
Camelot Finance SA(e)
11/01/2026	4.500%	165,000	167,863
CDK Global, Inc.
06/01/2027	4.875%	182,000	191,299
CommScope Finance LLC(e)
03/01/2024	5.500%	176,000	180,574
03/01/2026	6.000%	105,000	110,188
CommScope Technologies LLC(e)
06/15/2025	6.000%	323,000	309,351
Ensemble S Merger Sub, Inc.(e)
09/30/2023	9.000%	87,000	89,360
Gartner, Inc.(e)
04/01/2025	5.125%	389,000	404,963
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(e)
11/30/2024	10.000%	264,000	284,737
Informatica LLC(e)
07/15/2023	7.125%	331,000	335,155
International Business Machines Corp.
05/15/2049	4.250%	4,777,000	5,735,949
Iron Mountain, Inc.
08/15/2024	5.750%	308,000	310,930
Iron Mountain, Inc.(e)
09/15/2029	4.875%	108,000	110,094
NCR Corp.
07/15/2022	5.000%	243,000	245,298
12/15/2023	6.375%	509,000	521,537
NCR Corp.(e)
09/01/2027	5.750%	170,000	181,231
09/01/2029	6.125%	215,000	234,617

10	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(e)
05/31/2023	5.500%	174,000	167,923
PTC, Inc.
05/15/2024	6.000%	281,000	291,799
PTC, Inc.(e),(i)
02/15/2025	3.625%	57,000	57,634
02/15/2028	4.000%	82,000	83,105
QUALCOMM, Inc.
05/20/2047	4.300%	1,075,000	1,277,740
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	502,000	519,901
Refinitiv US Holdings, Inc.(e)
11/15/2026	8.250%	377,000	421,074
Sensata Technologies, Inc.(e)
02/15/2030	4.375%	81,000	82,200
Solera LLC/Finance, Inc.(e)
03/01/2024	10.500%	212,000	224,659
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	69,000	71,361
Verscend Escrow Corp.(e)
08/15/2026	9.750%	332,000	360,736
Total			45,367,053
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,477,196
Transportation Services 1.1%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	433,803
ERAC U.S.A. Finance LLC(e)
11/01/2046	4.200%	4,610,000	5,152,582
FedEx Corp.
04/01/2046	4.550%	5,290,000	5,694,804
Hertz Corp. (The)(e)
06/01/2022	7.625%	149,000	154,283
10/15/2024	5.500%	149,000	151,364
08/01/2026	7.125%	192,000	205,271
01/15/2028	6.000%	622,000	627,391
United Parcel Service, Inc.
09/01/2049	3.400%	1,385,000	1,453,927
XPO Logistics, Inc.(e)
06/15/2022	6.500%	180,000	183,229
Total			14,056,654
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 1.5%
Altice France SA(e)
05/01/2026	7.375%	614,000	654,844
02/01/2027	8.125%	303,000	339,115
01/15/2028	5.500%	297,000	302,966
Altice Luxembourg SA(e)
05/15/2027	10.500%	329,000	381,102
American Tower Corp.
07/15/2027	3.550%	6,255,000	6,669,736
08/15/2029	3.800%	5,130,000	5,569,229
Rogers Communications, Inc.
11/15/2049	3.700%	1,210,000	1,276,122
SBA Communications Corp.
09/01/2024	4.875%	855,000	883,874
SBA Communications Corp.(e),(i)
02/15/2027	3.875%	192,000	194,771
Sprint Communications, Inc.
11/15/2022	6.000%	253,000	261,192
Sprint Corp.
06/15/2024	7.125%	316,000	326,571
03/01/2026	7.625%	742,000	774,728
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	792,000	844,647
02/01/2026	4.500%	314,000	323,544
02/01/2028	4.750%	324,000	344,782
Ypso Finance Bis SA(e),(i)
02/15/2028	6.000%	238,000	235,408
Total			19,382,631
Wirelines 3.8%
AT&T, Inc.
12/15/2043	5.350%	845,000	1,042,641
06/15/2045	4.350%	16,232,000	18,019,479
CenturyLink, Inc.
03/15/2022	5.800%	370,000	390,321
12/01/2023	6.750%	472,000	524,323
04/01/2025	5.625%	155,000	164,370
CenturyLink, Inc.(e)
12/15/2026	5.125%	450,000	463,612
02/15/2027	4.000%	121,000	121,997
Frontier Communications Corp.(e)
04/01/2026	8.500%	168,000	171,615
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	125,986
Telefonica Emisiones SAU
03/06/2048	4.895%	1,310,000	1,542,728

Columbia Corporate Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
04/01/2021	4.600%	4,687,000	4,844,439
09/21/2028	4.329%	16,775,000	19,400,342
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	703,000	718,228
Total			47,530,081
Total Corporate Bonds & Notes (Cost $1,017,673,774)			1,093,752,113

Foreign Government Obligations(j) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(e)
06/01/2027	5.250%	206,000	209,624
Total Foreign Government Obligations (Cost $213,102)			209,624

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.0%
Vertiv Group Corp.(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.645%	232,000	231,613
Finance Companies 0.0%
Ellie Mae, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.945%	312,218	313,257
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.434%	246,759	247,068
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.434%	78,084	76,132
Froneri International PLC(i),(k),(l)
Term Loan
1-month USD LIBOR + 5.750% 01/29/2027		44,000	44,660
Total			367,860
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.945%	251,263	251,891
Property & Casualty 0.0%
HUB International Ltd.(k),(l)
Term Loan
3-month USD LIBOR + 2.750% 04/25/2025	4.551%	122,140	121,766
Retailers 0.0%
BellRing Brands LLC(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/01/2024	6.645%	188,000	190,820
Technology 0.1%
Ascend Learning LLC(k),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.645%	181,553	182,290
Dun & Bradstreet Corp. (The)(k),(l)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.661%	230,000	231,207
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(k),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	4.895%	120,008	120,034
Project Alpha Intermediate Holding, Inc.(k),(l)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	191,238	191,875
Refinitiv US Holdings, Inc.(e),(k),(l)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	4.895%	574,876	580,216
Ultimate Software Group, Inc. (The)(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.395%	141,645	142,154
Total			1,447,776
Total Senior Loans (Cost $2,880,284)			2,924,983

12	Columbia Corporate Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
U.S. Treasury Obligations 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2020	1.375%	23,000,000	22,997,128
12/31/2024	1.750%	8,961,000	9,140,920
08/15/2029	1.625%	2,220,000	2,241,853
11/15/2029	1.750%	5,510,000	5,625,366
08/15/2049	2.250%	5,803,000	6,105,844
Total U.S. Treasury Obligations (Cost $45,387,332)			46,111,111
Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.648%(m),(n)	95,819,304	95,819,304
Total Money Market Funds (Cost $95,809,722)		95,819,304
Total Investments in Securities (Cost: $1,163,041,684)		1,238,839,196
Other Assets & Liabilities, Net		9,575,981
Net Assets		1,248,415,177

At January 31, 2020, securities and/or cash totaling $1,896,040 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	520	03/2020	USD	85,036,250	2,306,189	—
U.S. Treasury 10-Year Note	16	03/2020	USD	2,106,500	—	(276)
U.S. Treasury 2-Year Note	289	03/2020	USD	62,527,860	220,673	—
U.S. Treasury 5-Year Note	1,010	03/2020	USD	121,523,516	1,280,455	—
Total					3,807,317	(276)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(577)	03/2020	USD	(84,043,656)	—	(1,812,091)
U.S. Ultra Treasury Bond	(503)	03/2020	USD	(97,424,813)	—	(3,251,734)
Total					—	(5,063,825)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2020, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $228,083,879, which represents 18.27% of total net assets.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2020.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2020, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a security purchased on a when-issued basis.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at January 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
Columbia Corporate Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Corporate Income Fund, January 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Variable rate security. The interest rate shown was the current rate as of January 31, 2020.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.648%
	34,288,802	454,384,415	(392,853,913)	95,819,304	2,397	9,582	1,238,493	95,819,304
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Corporate Income Fund | Quarterly Report 2020